UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                         FORM 13F

Report for the Quarter Ended:  June 30, 2000

Institutional Investment Manager Filing this Report:
Name:  Elliott and Associates
Address:  230 Fountain Square
          P.O. Box 727
          Bloomington, IN  47402

13F File Number:  028-04845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authoirzed tosubmit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing the report on behalf of reporting manager:
Name:  Julie Higgins
Title:  Vice President
Phone:  812-332-5259
Signature, Place and Date of Signing:

Julie Higgins      Bloomington, IN      August 8, 2000

Report Type:  13F Holdings Report
No other included managers
Form 13F Information Table Entry Total:  96
Form 13F Information Table Value Total: 197,596

Issuer           Symbal  Cusip  No.Shares  Price  Value($1000)

Abercrombie & Fitch	ANF		--------- 54100	12.188	659
AES Corporation	AES	00130H105	60000	45.625	2738
Allstate Corporation	ALL	020002001	31226	22.25	695
Alza Corp	AZA	022615108	10700	59.125	633
American Home Products	AHP	026609107	32511	58.75	1910
America Online	AOL	02364J104	6400	52.6858	337
Amgen Inc.	AMGN	031162100	12000	70.25	843
Apple Computer	AAPL	037833100	34600	52.375	1812
Applied Materials	AMAT	038222105	67000	90.625	6072
Banc One	ONE	064234103	23228	26.563	617
Bank of New York	BK	064057102	39800	46.5	1851
Bear Stearns	BSC	073902108	21737	41.625	905
Bowater Inc.	BOW		--------- 15600	44.125	688
BP Amoco	BPA	055622104	188798	56.625	10691 *
Bristol Myers Squibb	BMY	110122108	28860	58.25	1681
Burlington Resources	BR		--------- 20300	38.25	776
Cadence Design Systems	CDN	127387108	20500	20.375	418
Cedent Prides	CDPRI	151313301	28550	21.75	621
Cedant Corporation	CD	126545102	178389	14	2497
Chase Manhattan	CMB	16161A108	19725	46.063	909
Chevron Corp	CHV	166751107	4000	84.9375	340
Citigroup	C	173034430	26045	60.25	1569
Colgate-Palmolive	CL	194162103	18600	59.875	1114
Compaq Computer	CPQ	204493100	88700	25.563	2267
Danaher Corp	DHR		--------- 35000	49.438	1730
Duke Realty	DRE	264411505	75110	22.375	1681
duPont DeNemours	DD	263534109	6560	43.75	287
Elan Corp	ELN	284131208	97300	48.438	4713
Eli Lilly	LLY	532457108	91786	99.875	9167
Exxon Mobile	XOM	302290101	22250	78.5	1747
Fannie Mae	FNM	313586109	49250	52.188	2570
First Merit Corp	FBOH		--------- 26605	21.375	569
First Union Corp	FTU		--------- 8104	24.81	201
Firstar Corp	FSR		--------- 20778	21.063	438
Fox Entertainment Group	FOX	35138T107	53050	30.375	1611
Freddie Mac	FRE	313400301	52600	40.5	2130
Gannett Co.	GCI	364730101	5300	59.813	317
Gap Inc.	GPS	364760108	23400	31.25	731
General Dynamics Corp.	GD	351811149	52000	52.25	2717
General Electric	GE	369604103	50800	53	2692
Gilat Satellite Networks 	GILTF	M5147410	9800	69.375	680
Gold Banc Corp	GLDB		--------- 124799	5	624
Grant Prideco	GRP		--------- 21700	25	543
Guidant Corp.	GDT	401698105	15500	49.5	767
Halliburton Co.	HAL	406216101	9000	47.188	425
Health Management	HMA	421933102	267721	13.06	3496
Hugoton Royalty Trust	HGT	44717102	19000	12.438	236
Infinity Broadcasting	INF	45662S102	37600	36.438	1370
Intel Corporation	INTC	458140100	2000	133.688	267
IBM	IBM	459200101	38198	109.56	4185
Kimberly-Clark Corp.	KMB	494368103	14300	57.375	820
Kroger	KR	501044101	34300	22.06	757
Lincoln National Corp	LNC	534187109	53516	36.125	1933
Lucent Technologies	LU	549463107	8984	59.25	532
Masco Corp.	MAS	574599106	25600	18.06	462
MCN Corp.	MCN	55267J100	21582	21.391	462
Medtronic Inc	MDT	585055106	47200	49.81	2351
Merck and Co.	MRK	589331107	64898	76.625	4973
Merrill Lynch	MER	590188108	49200	115	5658
MGIC Invt Corp	MTG	552848103	13400	45.5	610
Microsoft	MSFT	594918104	7500	80	600
Mutual R'isk Management	MM	628351108	14032	17.31	243
Nabors Industries	NBR	629568106	9900	41.56	411
Network Associates	NETA	640938106	79150	20.375	1613
Newell Rubbermaid	NWL	651192106	8500	25.75	219
Noble Affiliates	NBL	654894104	5800	37.25	216
Nokia Corp.	NOK	022571407	51500	49.938	2572
Nortel Networks	NT	656569100	54231	68.238	3701
Oracle	ORCL	68389X105	95050	84.06	7990
Pfizer Inc.	PFE	717081103	168926	48	8108
Pharmacia Corp.	PHA	611662107	41017	51.688	2120
Quest Comm.	Q	749121109	54600	50	2730
Repsol	REP	76026T205	87950	19.813	1743
Royal Dutch	RD	780257804	14000	61.54	862
SBC Communications	SBC	845333103	15969	44	703
Schlumberger	SLB	806857108	6400	74.625	478
Simon Property Group	SPG	828806109	16000	22.188	355
"SLI, Inc."	SLI	78442T108	89250	12.125	1082
St. Mary's Land & Expl	MARY	792228108	7260	42.063	305
Staples	SPLS	855030102	88300	15.375	1358
Starwood Hotels and Resort	HOT	85590A203	11900	32.563	387
Suiza Foods Corp.	SZA		--------- 70100	48.875	3426
Sun Microsystems Inc.	SUNW	866810104	105200	90.938	9567
"Tellabs, Inc."	TLAB	879664100	34300	68.438	2347
Texas Instruments	TXN	882508104	132000	68.688	9067
Time Warner	TWX	887315109	42000	76	3192
Tyco Int'l	TYC	902124106	75360	47.375	3570
United Rentals	URI	911363109	70900	17.125	1214
United Technologies	UTX	913017109	41410	58.875	2438
Unocal Corp.	UCL	915289102	53100	33.125	1759
Wal Mart Stores	WMT	931142103	85200	57.625	4910
Walt Disney	DIS	254687106	37450	38.81	1453
Weatherford Int'l	WFT	268939105	22700	39.812	904
William Cos.	WMB	969457100	43600	41.688	1818
Worldcom Inc.	WCOM	98155K102	97350	45.875	4466
Zixit Corp.	ZIXI	98974P100	55900	46.06	2575

*CLIENT RETAINS VOTING AUTHORITY
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